Investment properties - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment properties
Investment properties at beginning of period	£ 16,497	£ 14,646
Additions: resulting from property acquisitions	1,326	2,009
Additions: resulting from expenditure capitalised	183	39
Disposals	(178)	(591)
Net gain from fair value adjustments	149	415
Net foreign exchange differences	(52)	(21)
Investment properties at end of period	£ 17,925	£ 16,497